Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Employees [line items]
Average number of employees	95,154	101,644
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	24,728	25,706
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	70,426	75,938
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,209	11,266
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,624	2,720
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,585	8,546
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	42,640	45,512
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,074	11,772
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	31,566	33,740
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	26,652	27,660
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	6,199	6,035
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	20,453	21,625
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	11,375	12,696
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,941	4,293
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	7,434	8,403
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,278	4,510
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	890	886
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,388	3,624
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	32,170	34,464
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,314	8,900
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	23,856	25,564
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,384	13,617
Of which in Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,125	3,393
Of which in Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,259	10,224